CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 160,345